UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Annual report Delaware Limited-Term Diversified Income Fund December 31, 2010 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type	10
Statement of net assets	12
Statement of operations	36
Statements of changes in net assets	38
Financial highlights	40
Notes to financial statements	50
Report of independent registered
public accounting firm	68
Other Fund information	69
Board of trustees/directors and
officers addendum	70
About the organization	80

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2010, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Limited-Term Diversified Income Fund	January 11, 2011

Performance preview (for the year ended December 31, 2010)
Delaware Limited-Term Diversified Income Fund (Class A shares)	1-year return	+3.70%
Barclays Capital 1–3 Year Government/Credit Index (benchmark)	1-year return	+2.80%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Limited-Term Diversified Income Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

For much of the Fund’s fiscal year, fixed income markets appeared to be on target for another year of solid, positive performance. Though the capital markets remained volatile due to the many economic headwinds that remained in place, fixed income investments were generally supported by accommodative monetary policy from the Federal Reserve combined with still-considerable value within many areas of the corporate bond market and a strong demand for yield in light of low interest rates.

Toward the end of the Fund’s fiscal year, however, bond markets became highly unsettled in the face of several macroeconomic developments. These developments caused certain fixed income indices to lose some of the progress they had made earlier in the year.
  The Fed engaged in another round of quantitative easing (in which it ultimately plans to purchase $600 billion of Treasury securities) in order to further spur economic growth.

  After the November 2010 election, Congress prolonged the Bush-era tax cuts for two years. The agreement included stimulative measures like keeping unemployment benefits in place for the long-term unemployed, cutting payroll taxes for all workers, and maintaining tax breaks on dividends and capital gains while lowering the estate tax.
Both the Fed action and the tax legislation were largely aimed at boosting economic growth. While their long-term effects might prove beneficial for the economy, their short-term effects on the fixed income market were less so, as long-term Treasury rates rose in anticipation of heightened inflation expectations and the potential for improved economic growth. (As yields rise, bond prices decline.)

Fund Performance

Delaware Limited-Term Diversified Income Fund returned +3.70% at net asset value and +0.86% at maximum offer price (both figures represent Class A shares with distributions reinvested) for the fiscal year ended Dec. 31, 2010. For the same period, the Barclays Capital 1-3 Year Government/ Credit Index returned +2.80%. Complete, annualized performance for Delaware Limited-Term Diversified Income Fund is shown in the table on page 4.

The Fund’s commitment to broad diversification allows us the flexibility to shift its makeup across many fixed income asset types, based on where we believe the best opportunities lie. The Fund’s fiscal year was a volatile one, but in some respects was similar to the previous fiscal year in that higher beta securities (that is, riskier) and corporate bonds in general were well-received

Portfolio management review
Delaware Limited-Term Diversified Income Fund

by many investors. We also found these to be the most attractive parts of the market (on a risk-reward basis) and we attempted to position the Fund’s portfolio holdings to benefit from such a dynamic. This positioning generally helps to explain the Fund’s positive performance for the fiscal year.

For example, we maintained a generally hefty position in investment grade corporate bonds, with a smaller amount in high yield, during the Fund’s fiscal year as we saw much opportunity in corporate debt. Among investment grade U.S. corporates, we concluded that BBB and A-rated bonds (as rated by a nationally recognized statistical rating organization) generally offered the best risk-reward tradeoff and emphasized Fund positions in those categories. Though these medium-grade bonds experienced down periods during the fiscal year, when many investors moved toward higher-quality bonds, they proved beneficial over the entire fiscal year.

The Fund’s position in the high yield sector, at approximately 8% of Fund assets at period end, also contributed to its performance as high yield bonds rallied during the Fund’s fiscal year. High yield bonds benefited from a strong fundamental picture that featured declining default rates and a positive technical backdrop, in which high yield bonds were in demand through much of the fiscal year. It’s important to note, however, that Fund returns within this category were moderated by the emphasis on higher-quality bonds within the high yield sector and a partial hedging of high yield exposure during the second part of the fiscal year.

Though much smaller than its allocation to corporate bonds, the Fund’s allocation to international and emerging market bonds added to return during the course of the fiscal year. We generally sought debt within commodity-exporting or higher-yielding countries such as Norway, Canada, and Australia (among developed nations), and Brazil, Indonesia, and Poland (among emerging markets).

In general, we stressed the aforementioned asset classes (international, investment grade, and high yield corporate bonds) at the expense of U.S. government securities (both Treasurys and agencies). Though the Fund’s position in Treasurys (approximately 15% of Fund holdings) remained small relative to its position in corporate bonds during the year, its Treasury exposure limited returns. This was most pronounced during the final months of the fiscal year when interest rates spiked and, as a result, Treasury prices declined.

Performance summary
Delaware Limited-Term Diversified Income Fund	December 31, 2010

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance1,2	Average annual total returns through Dec. 31, 2010
	1 year	5 years	10 years	Lifetime
Class A (Est. Nov. 24, 1985)
Excluding sales charge	+3.70%	+5.72%	+4.98%	n/a
Including sales charge	+0.86%	+5.14%	+4.68%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	+2.94%	+4.83%	+4.52%	n/a
Including sales charge	+0.94%	+4.83%	+4.52%	n/a
Class C (Est. Nov. 28, 1995)
Excluding sales charge	+2.82%	+4.80%	+4.08%	n/a
Including sales charge	+1.82%	+4.80%	+4.08%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+3.34%	+5.35%	n/a	+3.93%
Including sales charge	+3.34%	+5.35%	n/a	+3.93%
Institutional Class (Est. June 1, 1992)
Excluding sales charge	+3.97%	+5.88%	+5.14%	n/a
Including sales charge	+3.97%	+5.88%	+5.14%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table below. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of up to 2.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from April 30, 2010, through April 30, 2011. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. Class A share purchases of $1,000,000 or more will pay a contingent deferred sales charge of 0.75% if redeemed during the first 12 months, unless a waiver applies.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are only available for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from April 30, 2010, through April 30, 2011.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

Performance summary

Diversification may not protect against market risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses, (excluding any 12b-1 fees and certain other expenses) from exceeding 0.70% of the Fund’s average daily net assets from April 30, 2010, through April 30, 2011. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.04%	1.74%	1.74%	1.34%	0.74%
(without fee waivers)
Net expenses	0.85%	1.70%	1.70%	1.20%	0.70%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 investment
Average annual total returns from Dec. 31, 2000, through Dec. 31, 2010

For period beginning Dec. 31, 2000, through Dec. 31, 2010	Starting value	Ending value
Delaware Limited-Term Diversified Income Fund — Class A Shares	$9,725	$15,801
Barclays Capital 1–3 Year Government/Credit Index	$10,000	$15,293

The “Performance of $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2000, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on fees and expenses in the “Fund performance” chart on pages 4 through 6.

The chart also assumes $10,000 invested in the Barclays Capital 1–3 Year Government/ Credit Index as of Dec. 31, 2000. The Barclays Capital 1–3 Year Government/Credit Index is a market value–weighted index of government fixed-rate debt securities and investment grade U.S. and foreign fixed-rate debt securities with average maturities of one to three years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DTRIX	245912308
Class B	DTIBX	245912605
Class C	DTICX	245912704
Class R	DLTRX	245912803
Institutional Class	DTINX	245912506

Disclosure of Fund expenses
For the six-month period July 1, 2010 to December 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2010 to December 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class A and Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/10	12/31/10	Expense Ratio	7/1/10 to 12/31/10*
Actual Fund return
Class A	$1,000.00	$1,016.20	0.85%	$4.32
Class B	1,000.00	1,011.90	1.70%	8.62
Class C	1,000.00	1,010.70	1.70%	8.62
Class R	1,000.00	1,013.30	1.20%	6.09
Institutional Class	1,000.00	1,016.90	0.70%	3.56
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,016.64	1.70%	8.64
Class C	1,000.00	1,016.64	1.70%	8.64
Class R	1,000.00	1,019.16	1.20%	6.11
Institutional Class	1,000.00	1,021.68	0.70%	3.57

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type
Delaware Limited-Term Diversified Income Fund	As of December 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Security	0.01%
Agency Collateralized Mortgage Obligations	2.07%
Agency Mortgage-Backed Securities	27.59%
Agency Obligations	3.04%
Collateralized Debt Obligations	0.55%
Commercial Mortgage-Backed Securities	1.78%
Convertible Bonds	0.88%
Corporate Bonds	24.98%
Banking	5.14%
Basic Industry	1.19%
Brokerage	0.40%
Capital Goods	0.84%
Communications	4.75%
Consumer Cyclical	1.28%
Consumer Non-Cyclical	4.15%
Electric	1.54%
Energy	1.52%
Finance Companies	1.18%
Insurance	0.65%
Natural Gas	1.21%
Real Estate	0.33%
Technology	0.45%
Transportation	0.35%
Municipal Bonds	2.96%
Non-Agency Asset-Backed Securities	8.65%
Non-Agency Collateralized Mortgage Obligations	0.15%
Regional Bonds	3.36%
Senior Secured Loans	1.83%
Sovereign Bonds	4.46%
Supranational Banks	1.02%
U.S. Treasury Obligations	12.43%
Preferred Stock	0.36%

Security type	Percentage of net assets
Short-Term Investments	16.00%
Discount Notes	12.06%
U.S. Treasury Obligations	3.94%
Total Value of Securities	112.12%
Liabilities Net of Receivables and Other Assets	(12.12%)
Total Net Assets	100.00%

Statement of net assets
Delaware Limited-Term Diversified Income Fund	December 31, 2010

		Principal amount°		Value (U.S. $)
Agency Asset-Backed Security – 0.01%
•	Fannie Mae Grantor Trust
	Series 2003-T4 2A5 5.407% 9/26/33	USD	189,817	$187,937
Total Agency Asset-Backed Security
	(cost $188,283)			187,937

Agency Collateralized Mortgage Obligations – 2.07%
•	E.F. Hutton Trust III
	Series 1 A 1.053% 10/25/17		40,096	40,340
	Fannie Mae Grantor Trust
	•Series 2001-T5 A2 7.00% 2/19/30		51,633	56,424
	Series 2001-T10 A1 7.00% 12/25/41		311,859	358,249
	Series 2002-T1 A2 7.00% 11/25/31		175,592	206,979
	Fannie Mae REMICs
	Series 2003-32 PH 5.50% 3/25/32		71,769	76,688
	Series 2003-81 GE 4.50% 4/25/18		1,172,602	1,231,453
	Series 2003-91 BE 4.00% 11/25/16		306,854	308,595
	Series 2003-120 BL 3.50% 12/25/18		1,335,000	1,367,849
	•Series 2003-121 FC 0.661% 2/25/28		12,009	12,013
	•Series 2005-66 FD 0.561% 7/25/35		3,900,406	3,897,730
	Series 2006-69 PB 6.00% 10/25/32		5,366,108	5,575,013
	•Series 2006-105 FB 0.681% 11/25/36		828,553	832,187
	Series 2010-29 PA 4.50% 10/25/38		1,269,273	1,337,636
	Fannie Mae Whole Loan
	•Series 2002-W1 2A 7.365% 2/25/42		168,168	193,393
	Series 2004-W9 2A1 6.50% 2/25/44		218,951	248,564
	Freddie Mac REMICs
	•Series 2535 FK 0.66% 10/15/31		129,924	129,957
	Series 2694 QG 4.50% 1/15/29		158,752	162,123
	Series 2706 UG 4.50% 8/15/16		2,515,000	2,578,100
	Series 2802 NM 4.50% 9/15/29		2,175,000	2,274,882
	Series 2890 PC 5.00% 7/15/30		355,000	371,234
	Series 2901 CA 4.50% 11/15/19		1,119,498	1,188,078
	•Series 3241 FM 0.64% 11/15/36		269,849	270,677
	Series 3337 PB 5.50% 7/15/30		75,000	77,555
	Series 3416 GK 4.00% 7/15/22		8,512	8,870
	Series 3581 PE 4.50% 1/15/39		16,563,433	17,599,570
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		66,604	77,918
	Series T-54 2A 6.50% 2/25/43		1,552	1,783

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
w	Freddie Mac Structured Pass Through Securities (continued)
Series T-58 2A 6.50% 9/25/43	USD	1,136,859	$1,305,612
•Series T-60 1A4C 5.395% 3/25/44		1,440,930	1,511,175
GNMA Series 2003-72 C 4.86% 2/16/30		1,786,503	1,880,150
Total Agency Collateralized Mortgage
Obligations (cost $44,825,716)			45,180,797

Agency Mortgage-Backed Securities – 27.59%
Fannie Mae
4.00% 9/1/20		18,345,289	19,205,799
4.50% 3/1/14		494,898	521,054
6.00% 9/1/12		224,535	236,755
6.50% 8/1/17		149,027	162,416
9.00% 11/1/15		92,504	98,702
10.00% 10/1/30		106,145	124,618
10.50% 6/1/30		27,776	32,752
16.00% 11/15/12		27,796	29,251
• Fannie Mae ARM
2.504% 12/1/33		265,703	276,212
2.623% 8/1/34		288,782	301,909
2.704% 6/1/34		237,665	247,652
2.776% 11/1/35		1,117,632	1,168,604
3.753% 11/1/39		1,769,129	1,849,043
4.32% 9/1/39		2,186,158	2,272,515
4.398% 10/1/39		4,326,267	4,492,410
4.564% 11/1/39		7,828,850	8,147,820
4.96% 11/1/33		7,118,235	7,528,885
4.979% 8/1/35		291,953	310,410
5.066% 3/1/38		32,111	34,010
5.082% 9/1/38		3,915,548	4,150,971
5.131% 11/1/35		189,343	200,636
5.299% 4/1/36		16,015	16,779
5.536% 4/1/37		5,135,505	5,466,865
5.814% 4/1/36		1,563,181	1,650,541
5.982% 7/1/36		452,367	482,500
5.986% 6/1/36		641,741	685,288
6.218% 7/1/36		447,598	479,676
6.272% 4/1/36		154,939	165,947
6.288% 8/1/36		301,312	322,802

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Balloon 7 yr 5.00% 8/1/11	USD	667,855	$684,444
Fannie Mae FHAVA 30 yr
7.50% 3/1/25		21,374	23,363
10.00% 1/1/19		52,548	59,429
11.00% 6/1/15		1,458	1,468
Fannie Mae S.F. 15 yr
4.00% 7/1/25 to 11/1/25		69,069,927	71,401,043
4.50% 9/1/20 to 6/1/23		5,905,577	6,255,284
5.00% 9/1/18 to 9/1/25		63,879,947	67,808,923
5.50% 4/1/21 to 1/1/23		45,430	48,879
6.00% 3/1/18 to 8/1/22		3,659,985	3,984,541
7.00% 11/1/14		1,118	1,210
7.50% 4/1/11		4	4
8.00% 10/1/14 to 10/1/16		210,250	231,251
Fannie Mae S.F. 15 yr TBA
3.50% 1/1/25		22,500,000	22,654,688
4.50% 1/1/25		50,000,000	52,414,049
5.00% 1/1/25		16,505,000	17,510,782
5.50% 1/1/25		32,250,000	34,668,749
Fannie Mae S.F. 20 yr 6.50% 2/1/22		228,679	252,998
Fannie Mae S.F. 30 yr
5.00% 3/1/34 to 7/1/40		1,704,878	1,793,800
5.50% 4/1/34		24,728,998	26,553,466
6.00% 9/1/34 to 2/1/37		10,839,769	11,835,339
6.50% 6/1/29 to 12/1/37		113,891	127,970
7.00% 12/1/34 to 12/1/37		3,057,527	3,462,523
7.50% 3/1/14 to 6/1/34		35,076	39,039
8.00% 9/1/11 to 5/1/24		145,638	164,875
8.50% 8/1/17		25,807	26,136
9.00% 8/1/22		158,483	180,440
9.25% 6/1/16 to 8/1/16		34,734	35,799
10.00% 2/1/25		283,613	317,709
11.00% 9/1/15 to 8/1/20		88,192	97,797
11.50% 11/1/16		6,969	7,015
Fannie Mae S.F. 30 yr TBA
5.00% 1/1/40		2,395,000	2,517,744
5.50% 1/1/40		10,450,000	11,179,870
6.00% 1/1/40		113,850,000	123,740,718

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac
	6.00% 1/1/17	USD	123,356	$131,933
	6.50% 6/17/14 to 3/1/16		727,722	799,712
•	Freddie Mac ARM
	2.589% 4/1/33		154,377	160,474
	3.144% 4/1/34		57,182	60,050
	4.819% 2/1/35		326,185	340,973
	5.055% 7/1/38		7,530,487	7,972,907
	5.619% 6/1/37		2,812,643	2,980,577
	5.678% 7/1/36		165,218	172,933
	5.796% 10/1/36		35,660	38,036
	6.056% 10/1/37		5,850,285	6,284,568
	6.31% 2/1/37		20,100	21,310
	Freddie Mac Balloon 7 yr
	5.00% 6/1/11 to 11/1/11		197,132	201,150
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18 to 4/1/20		572,309	610,666
	5.50% 7/1/24		12,904,987	13,919,239
	6.50% 6/1/11		1,715	1,730
	7.50% 4/1/11		445	450
	8.00% 7/1/16		56,292	61,817
	Freddie Mac S.F. 15 yr TBA 5.00% 1/1/25		12,600,000	13,304,819
	Freddie Mac S.F. 30 yr
	6.00% 2/1/36 to 1/1/38		15,533,589	16,870,322
	7.00% 11/1/33		1,467	1,672
	8.00% 5/1/31		227,950	266,211
	9.00% 9/1/30		109,044	130,398
	11.00% 11/1/19 to 5/1/20		30,555	31,041
	11.50% 6/1/15 to 3/1/16		94,435	109,231
	Freddie Mac S.F. 30 yr TBA 6.50% 1/1/40		8,170,000	9,055,938
	GNMA I GPM 12.25% 1/15/14		4,611	4,651
	GNMA I S.F. 15 yr 6.00% 1/15/22		5,516,021	5,997,643
	GNMA I S.F. 30 yr
	7.50% 12/15/23 to 1/15/32		246,869	286,437
	8.00% 6/15/30		8,349	9,028
	9.00% 5/15/16 to 2/15/17		28,037	31,042
	9.50% 9/15/16 to 8/15/17		11,806	12,963
	11.00% 7/15/13 to 8/15/19		95,048	100,077
	GNMA II GPM 9.75% 12/20/16 to 9/20/17		15,055	15,877

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
9.50% 11/20/20 to 11/20/21	USD	98,244	$115,558
10.50% 6/20/20		2,037	2,281
11.00% 9/20/15 to 10/20/15		29,650	33,130
11.50% 12/20/17 to 10/20/18		43,508	45,566
12.00% 4/20/14 to 5/20/16		100,263	104,870
12.50% 10/20/13 to 1/20/14		21,339	22,848
Total Agency Mortgage-Backed Securities
(cost $599,052,565)			601,054,295

Agency Obligations – 3.04%
Fannie Mae
1.25% 9/30/13		11,020,000	11,006,567
2.00% 4/15/13		3,513,000	3,527,084
Freddie Mac
Φ0.50% 7/27/12		5,550,000	5,549,401
Φ0.50% 4/19/13		13,580,000	13,581,085
Φ0.50% 9/17/13		10,770,000	10,759,801
1.125% 10/25/13		11,000,000	10,948,850
1.20% 9/24/13		10,840,000	10,811,350
Total Agency Obligations (cost $66,301,985)			66,184,138

Collateralized Debt Obligations – 0.55%
@# Centurion Global Sovereign CBO I 144A
13.25% 10/14/12		5,910,902	6,103,006
@•# JWS CBO Series 2000-1 144A
1.164% 7/28/12		206,457	205,631
@# Stony Hill CDO III 144A
•0.755% 10/15/13		3,380,273	3,336,330
1.58% 10/15/13		2,253,515	2,224,220
Total Collateralized Debt Obligations
(cost $11,890,486)			11,869,187

Commercial Mortgage-Backed Securities – 1.78%
Bank of America Commercial Mortgage
Series 2004-2 A3 4.05% 11/10/38		510,162	517,552
Series 2004-5 A3 4.561% 11/10/41		1,735,000	1,766,252
•Series 2005-1 A5 5.156% 11/10/42		805,000	867,489

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial Mortgage Securities
	•Series 2005-PW10 A4 5.405% 12/11/40	USD	915,000	$977,601
	•Series 2005-T20 A4A 5.144% 10/12/42		1,465,000	1,576,912
	Series 2007-PW15 A4 5.331% 2/11/44		1,475,000	1,514,517
•w	Commercial Mortgage Pass Through
	Certificates Series 2005-C6 A5A
	5.116% 6/10/44		4,105,000	4,393,093
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.539% 2/15/39		180,000	191,615
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		1,045,000	1,122,459
	Series 2005-GG4 A4 4.761% 7/10/39		3,310,000	3,413,680
	Series 2005-GG4 A4A 4.751% 7/10/39		3,935,000	4,149,656
	•Series 2006-GG6 A4 5.553% 4/10/38		1,160,000	1,245,999
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36		375,000	404,473
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37		1,000,000	1,044,899
	•Series 2005-LDP5 A4 5.203% 12/15/44		1,625,000	1,749,416
	Merrill Lynch-Countrywide Commercial
	Mortgage Trust Series 2007-5 A1
	4.275% 8/12/48		112,461	112,667
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		444,405	452,782
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		4,555,000	4,823,146
	•Series 2006-T21 A3 5.185% 10/12/52		2,900,000	3,012,442
	•Series 2007-T27 A4 5.648% 6/11/42		3,440,000	3,735,688
	Morgan Stanley Dean Witter Capital I
	Series 2003-TOP9 A2 4.74% 11/13/36		1,700,000	1,777,837
Total Commercial Mortgage-Backed
	Securities (cost $34,955,639)			38,850,175

Convertible Bonds – 0.88%
	Amgen 0.375% exercise price $79.48,
	expiration date 2/1/13		1,125,000	1,130,625
	Bell Microproducts 3.75% exercise price
	$10.96, expiration date 3/5/24		6,275,000	6,322,062

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Medtronic 1.625% exercise price $54.79,
expiration date 4/15/13	USD	2,500,000	$2,528,125
National City 4.00% exercise price $482.51,
expiration date 2/1/11		1,000,000	1,006,250
Transocean 1.50% exercise price $168.61,
expiration date 12/15/37		8,500,000	8,266,250
Total Convertible Bonds (cost $18,609,012)			19,253,312

Corporate Bonds – 24.98%
Banking – 5.14%
#Bank Nederlandse Gemeenten 144A
1.75% 10/6/15		3,770,000	3,642,992
Bank of America
•0.602% 6/15/17		1,750,000	1,521,788
3.70% 9/1/15		1,180,000	1,171,050
BB&T
5.20% 12/23/15		4,515,000	4,860,438
6.50% 8/1/11		1,895,000	1,956,178
Comerica 3.00% 9/16/15		6,325,000	6,259,524
# Export-Import Bank of Korea 144A
5.25% 2/10/14		2,275,000	2,419,635
Goldman Sachs Group
3.70% 8/1/15		4,200,000	4,283,908
5.125% 1/15/15		3,800,000	4,086,383
JPMorgan Chase
•0.632% 6/13/16		1,750,000	1,651,594
2.60% 1/15/16		10,265,000	9,971,462
5.15% 10/1/15		6,174,000	6,536,599
KeyBank 5.80% 7/1/14		5,250,000	5,629,880
KFW 11.00% 2/9/11	BRL	14,000,000	8,452,472
Korea Development Bank 8.00% 1/23/14	USD	5,180,000	5,917,031
• Morgan Stanley 0.769% 10/15/15		1,275,000	1,196,797
Oesterreichische Kontrollbank
1.75% 3/11/13		4,273,000	4,329,023
1.75% 10/5/15		2,730,000	2,645,244
PNC Funding 5.25% 11/15/15		1,840,000	1,971,273
Rabobank
2.125% 10/13/15		1,935,000	1,873,450
•#144A 11.00% 12/29/49		5,495,000	7,123,185

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
#	Santander US Debt Unipersonal 144A
	3.781% 10/7/15	USD	3,400,000	$3,197,999
	Silicon Valley Bank 5.70% 6/1/12		1,795,000	1,855,630
	US Bancorp 3.15% 3/4/15		2,135,000	2,198,435
•	USB Capital IX 6.189% 10/29/49		8,025,000	6,259,500
	Wachovia 5.25% 8/1/14		567,000	605,195
•	Wells Fargo Bank 0.494% 5/16/16		1,575,000	1,458,070
•	Wells Fargo Capital XIII 7.70% 12/29/49		4,910,000	5,100,263
#	Westpac Securities New Zealand 144A
	2.50% 5/25/12		3,690,000	3,777,232
				111,952,230
Basic Industry – 1.19%
#	Algoma Acquisition 144A 9.875% 6/15/15		325,000	294,125
#	Anglo American Capital 144A
	2.15% 9/27/13		3,165,000	3,194,321
	ArcelorMittal 3.75% 8/5/15		6,895,000	6,959,681
	CF Industries 7.125% 5/1/20		1,800,000	1,975,500
	Dow Chemical 7.60% 5/15/14		3,410,000	3,936,016
#	Georgia-Pacific 144A 8.25% 5/1/16		530,000	600,888
	Hexion US/Nova Scotia Finance
	8.875% 2/1/18		3,460,000	3,715,175
	Momentive Performance Materials
	11.50% 12/1/16		1,000,000	1,090,000
	Praxair 2.125% 6/14/13		3,065,000	3,132,770
	Steel Dynamics 6.75% 4/1/15		425,000	432,438
	Teck Resources 9.75% 5/15/14		554,000	693,774
				26,024,688
Brokerage – 0.40%
	Jefferies Group 5.875% 6/8/14		2,805,000	3,018,048
	Lazard Group
	6.85% 6/15/17		1,438,000	1,506,278
	7.125% 5/15/15		3,843,000	4,142,008
				8,666,334
Capital Goods – 0.84%
	Allied Waste North America
	7.125% 5/15/16		2,775,000	2,941,300
	Anixter 10.00% 3/15/14		650,000	747,500

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Ball
	7.125% 9/1/16	USD	614,000	$664,655
	7.375% 9/1/19		921,000	994,680
	Clean Harbors 7.625% 8/15/16		1,545,000	1,649,288
	Graham Packaging 9.875% 10/15/14		1,180,000	1,227,200
	Graham Packaging Capital I 8.25% 1/1/17		2,475,000	2,586,375
	NXP BV Funding 9.50% 10/15/15		815,000	874,088
	Ply Gem Industries 11.75% 6/15/13		1,500,000	1,612,500
	Thermo Fisher Scientific 3.20% 5/1/15		4,815,000	4,931,085
				18,228,671
Communications – 4.75%
	AT&T Wireless 8.125% 5/1/12		3,665,000	4,004,866
	Cablevision Systems 8.625% 9/15/17		125,000	136,719
	Cincinnati Bell 7.00% 2/15/15		253,000	252,368
#	Clearwire Communications Finance 144A
	12.00% 12/1/15		3,000,000	3,247,500
	Comcast 5.90% 3/15/16		2,485,000	2,785,178
	Cox Communications 5.45% 12/15/14		4,440,000	4,892,254
	Cricket Communications
	7.75% 5/15/16		1,700,000	1,772,250
	#144A 7.75% 10/15/20		1,455,000	1,389,525
	Crown Castle International 9.00% 1/15/15		2,525,000	2,796,438
#	Crown Castle Towers 144A 3.214% 8/15/15		2,790,000	2,749,472
	CSC Holdings
	6.75% 4/15/12		307,000	319,664
	8.50% 6/15/15		95,000	103,550
#	Digicel 144A 8.25% 9/1/17		3,000,000	3,090,000
#	Digicel Group 144A 9.125% 1/15/15		2,000,000	2,035,000
	DIRECTV Holdings 7.625% 5/15/16		3,305,000	3,668,484
	DISH DBS 7.125% 2/1/16		800,000	830,000
	Frontier Communications 7.125% 3/15/19		2,500,000	2,581,250
	GXS Worldwide 9.75% 6/15/15		3,895,000	3,865,788
#	Inmarsat Finance 144A 7.375% 12/1/17		1,090,000	1,149,950
	Intelsat Bermuda 11.25% 2/4/17		1,555,000	1,702,725
	Level 3 Financing 9.25% 11/1/14		790,000	788,025
#	NBC Universal 144A 2.875% 4/1/16		8,100,000	7,922,895
	NII Capital 8.875% 12/15/19		3,000,000	3,247,500
	PAETEC Holding 8.875% 6/30/17		2,160,000	2,316,600
	Qwest 8.375% 5/1/16		4,810,000	5,723,900

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Rogers Communications 7.50% 3/15/15	USD	660,000	$783,760
	Sprint Nextel 6.00% 12/1/16		4,925,000	4,783,406
	Telecom Italia Capital
	4.95% 9/30/14		10,000	10,254
	5.25% 11/15/13		1,700,000	1,772,243
	6.20% 7/18/11		2,006,000	2,058,956
	Telesat Canada 11.00% 11/1/15		750,000	845,625
	Time Warner Cable
	7.50% 4/1/14		2,705,000	3,104,382
	8.25% 2/14/14		1,510,000	1,753,971
	Verizon Communications 5.55% 2/15/16		6,475,000	7,266,135
	Videotron 9.125% 4/15/18		1,865,000	2,088,800
#	Vivendi 144A 5.75% 4/4/13		5,535,000	5,973,449
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		4,330,000	4,903,725
	Windstream
	7.875% 11/1/17		1,620,000	1,711,125
	8.125% 8/1/13		1,630,000	1,801,150
#	XM Satellite Radio 144A 13.00% 8/1/13		1,000,000	1,195,000
				103,423,882
Consumer Cyclical – 1.28%
	Brinker International 5.75% 6/1/14		4,000,000	4,207,235
	Ford Motor Credit
	7.50% 8/1/12		1,350,000	1,435,867
	8.00% 6/1/14		3,000,000	3,307,596
	12.00% 5/15/15		800,000	1,007,240
	Goodyear Tire & Rubber 10.50% 5/15/16		1,981,000	2,268,245
	Harrah’s Operating 11.25% 6/1/17		2,730,000	3,084,900
#	Invista 144A 9.25% 5/1/12		189,000	192,780
	Macy’s Retail Holdings 8.375% 7/15/15		105,000	123,375
	MGM MIRAGE
	10.375% 5/15/14		290,000	326,975
	11.125% 11/15/17		370,000	427,350
	13.00% 11/15/13		945,000	1,122,188
	Pinnacle Entertainment 8.625% 8/1/17		895,000	980,025
	Ryland Group 8.40% 5/15/17		1,025,000	1,140,313
	Wal-Mart Stores 1.50% 10/25/15		6,940,000	6,655,126
	Wyndham Worldwide 5.75% 2/1/18		1,665,000	1,695,473
				27,974,688

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 4.15%
Alere 9.00% 5/15/16	USD	730,000	$755,550
Amgen 4.85% 11/18/14		2,665,000	2,931,196
Anheuser-Busch InBev Worldwide
3.625% 4/15/15		570,000	588,921
#144A 5.375% 11/15/14		5,060,000	5,579,763
ARAMARK 8.50% 2/1/15		1,780,000	1,869,000
AstraZeneca 5.40% 9/15/12		3,615,000	3,899,826
CareFusion 5.125% 8/1/14		4,555,000	4,927,717
Celgene 2.45% 10/15/15		3,255,000	3,165,201
Coca-Cola Enterprises 2.125% 9/15/15		7,010,000	6,819,769
Community Health Systems 8.875% 7/15/15		2,240,000	2,357,600
Corrections Corporation of America
7.75% 6/1/17		830,000	884,988
Genzyme 3.625% 6/15/15		5,095,000	5,236,050
HCA 9.25% 11/15/16		2,190,000	2,341,931
Hospira 6.40% 5/15/15		4,430,000	5,020,519
Iron Mountain 8.00% 6/15/20		2,705,000	2,853,775
Kraft Foods 4.125% 2/9/16		3,420,000	3,594,164
McKesson 5.25% 3/1/13		4,630,000	4,975,417
Medco Health Solutions 7.25% 8/15/13		3,260,000	3,705,133
Medtronic 3.00% 3/15/15		1,790,000	1,838,677
RSC Equipment Rental 10.25% 11/15/19		2,900,000	3,248,000
Select Medical 7.625% 2/1/15		775,000	778,875
St. Jude Medical 2.50% 1/15/16		6,810,000	6,730,139
Supervalu
7.50% 11/15/14		2,020,000	1,959,400
8.00% 5/1/16		635,000	611,188
Teva Pharmaceutical Finance II/III
3.00% 6/15/15		3,970,000	4,043,576
# Woolworths 144A 2.55% 9/22/15		6,325,000	6,253,831
Yale University 2.90% 10/15/14		3,310,000	3,417,082
			90,387,288
Electric – 1.54%
AES 8.00% 6/1/20		1,600,000	1,704,000
Appalachian Power 3.40% 5/24/15		4,180,000	4,281,712
CMS Energy
6.55% 7/17/17		1,370,000	1,463,360
8.75% 6/15/19		635,000	750,070

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Dominion Resources 5.60% 11/15/16	USD	1,480,000	$1,667,890
Duke Energy
3.95% 9/15/14		1,500,000	1,573,226
6.30% 2/1/14		3,000,000	3,343,893
Jersey Central Power & Light 5.625% 5/1/16		4,560,000	5,025,183
NRG Energy 7.375% 2/1/16		2,785,000	2,861,588
PacifiCorp 6.90% 11/15/11		2,845,000	2,999,654
PPL Electric Utilities 7.125% 11/30/13		2,455,000	2,829,095
Public Service Electric & Gas 2.70% 5/1/15		4,935,000	4,984,000
			33,483,671
Energy – 1.52%
Chesapeake Energy 9.50% 2/15/15		4,705,000	5,328,412
EOG Resources 2.95% 6/1/15		2,055,000	2,071,401
Forest Oil 7.25% 6/15/19		1,270,000	1,295,400
# Hercules Offshore 144A 10.50% 10/15/17		1,000,000	832,500
Nexen 5.05% 11/20/13		4,700,000	5,007,446
Noble Holding International 3.45% 8/1/15		3,505,000	3,583,014
Petrohawk Energy 7.875% 6/1/15		2,040,000	2,134,350
Plains All American Pipeline 3.95% 9/15/15		4,690,000	4,851,252
Range Resources 8.00% 5/15/19		845,000	924,219
Shell International Finance 3.10% 6/28/15		1,930,000	1,984,079
Weatherford International 5.15% 3/15/13		49,000	52,003
# Woodside Finance 144A 8.125% 3/1/14		4,385,000	5,048,538
			33,112,614
Finance Companies – 1.18%
# CDP Financial 144A 3.00% 11/25/14		6,350,000	6,460,719
FTI Consulting 7.75% 10/1/16		225,000	232,875
General Electric Capital
•0.562% 9/15/14		3,535,000	3,433,853
3.75% 11/14/14		3,480,000	3,600,565
International Lease Finance
5.75% 6/15/11		1,500,000	1,515,000
6.625% 11/15/13		511,000	524,414
#144A 8.75% 3/15/17		7,475,000	8,035,624
Nuveen Investments 10.50% 11/15/15		1,820,000	1,870,050
			25,673,100

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 0.65%
•	Chubb 6.375% 3/29/67	USD	1,810,000	$1,895,975
	MetLife 2.375% 2/6/14		7,670,000	7,712,101
•#	ZFS Finance USA Trust II 144A
	6.45% 12/15/65		1,015,000	1,008,656
•#	ZFS Finance USA Trust IV 144A
	5.875% 5/9/32		3,660,000	3,585,446
				14,202,178
Natural Gas – 1.21%
	El Paso
	7.00% 6/15/17		1,960,000	2,078,217
	7.25% 6/1/18		1,165,000	1,252,975
	Energy Transfer Partners 8.50% 4/15/14		4,710,000	5,472,596
	Enterprise Products Operating
	7.50% 2/1/11		855,000	858,792
	9.75% 1/31/14		4,450,000	5,379,022
	Kinder Morgan Energy Partners
	6.75% 3/15/11		1,300,000	1,314,495
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		4,815,000	5,145,198
	TransCanada Pipelines
	3.40% 6/1/15		985,000	1,024,424
	4.00% 6/15/13		3,720,000	3,945,138
				26,470,857
Real Estate – 0.33%
	Developers Diversified Realty
	5.375% 10/15/12		3,965,000	4,081,095
•#	USB Realty 144A 6.091% 12/29/49		4,200,000	3,186,750
				7,267,845
Technology – 0.45%
	First Data 9.875% 9/24/15		1,500,000	1,436,250
	National Semiconductor
	3.95% 4/15/15		2,775,000	2,829,043
	6.60% 6/15/17		1,040,000	1,150,465
#	Seagate Technology International 144A
	10.00% 5/1/14		3,635,000	4,280,212
				9,695,970

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Transportation – 0.35%
#	Brambles USA 144A 3.95% 4/1/15	USD	700,000	$710,755
	Burlington Northern Santa Fe 7.00% 2/1/14		4,235,000	4,843,091
#	ERAC USA Finance 144A 2.75% 7/1/13		2,095,000	2,133,690
				7,687,536
Total Corporate Bonds (cost $524,436,330)				544,251,552

Municipal Bonds – 2.96%
	California State Department of Water
	Resources Power Supply Revenue
	5.00% 5/1/13		15,700,000	17,031,674
	California State Revenue (Antic Notes)
	Series A-2 3.00% 6/28/11		19,740,000	19,891,998
•§	Puerto Rico Sales Tax Financing Sales
	Revenue First Subordinate Series A
	5.00% 8/1/39-11		5,500,000	5,647,290
	Railsplitter Tobacco Settlement Authority
	Illinois 5.00% 6/1/15		3,995,000	4,221,397
	Regional Transportation Authority Illinois
	(Taxable Working Cash Notes)
	Series C 2.843% 7/1/12		17,600,000	17,797,296
Total Municipal Bonds (cost $64,272,504)				64,589,655

Non-Agency Asset-Backed Securities – 8.65%
	Ally Auto Receivables Trust Series
	2010-2 A3 1.38% 7/15/14		1,290,000	1,297,029
•	American Express Credit Account Master
	Trust Series 2010-1 B 0.86% 11/16/15		1,225,000	1,223,593
•	Bank of America Credit Card Trust
	Series 2006-A12 A12 0.28% 3/15/14		11,218,000	11,201,765
	Series 2006-A15 A15 0.26% 4/15/14		2,390,000	2,385,773
	Series 2007-A4 A4 0.30% 11/15/19		6,490,000	6,299,304
	Series 2007-A10 A10 0.33% 12/15/16		4,900,000	4,831,453
	Series 2008-A5 A5 1.46% 12/16/13		7,615,000	7,655,567
•#	Capital Auto Receivables Asset Trust
	Series 2008-CPA A1 144A 1.11% 1/15/13		4,862,378	4,879,365

Statement of net assets
Delaware Limited-Term Diversified Income Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Capital One Multi-Asset Execution Trust
	•Series 2004-A5 A5 0.41% 3/17/14	USD	6,890,000	$6,887,368
	•Series 2005-A6 A6 0.339% 7/15/15		10,350,000	10,280,557
	•Series 2005-A10 A 0.34% 9/15/15		3,000,000	2,979,733
	•Series 2006-A5 A5 0.32% 1/15/16		4,210,000	4,173,585
	•Series 2006-A11 A11 0.35% 6/17/19		10,000,000	9,687,734
	•Series 2007-A1 A1 0.31% 11/15/19		2,250,000	2,167,272
	•Series 2007-A4 A4 0.29% 3/16/15		1,915,000	1,905,187
	Series 2007-A7 A7 5.75% 7/15/20		2,075,000	2,357,901
•	Chase Issuance Trust
	Series 2005-A2 A2 0.33% 12/15/14		6,600,000	6,584,478
#	CIT Equipment Collateral
	Series 2009-VT1 A3 144A 3.07% 8/15/16		1,724,977	1,742,688
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 0.91% 7/15/13		1,545,000	1,537,020
	Series 2006-A4 A4 5.45% 5/10/13		1,800,000	1,831,500
	•Series 2007-A7 A7 0.611% 8/20/14		1,250,000	1,251,182
	•Series 2008-A6 A6 1.461% 5/22/17		5,500,000	5,669,571
	•Series 2009-A1 A1 2.01% 3/17/14		3,155,000	3,211,323
	CNH Equipment Trust
	•Series 2007-A A4 0.30% 9/17/12		112,499	112,491
	Series 2008-A A4A 4.93% 8/15/14		413,401	423,856
	Series 2008-B A3A 4.78% 7/16/12		11,028	11,046
	Series 2009-C A3 1.85% 12/16/13		675,000	680,548
	Conseco Financial
	Series 1997-6 A8 7.07% 1/15/29		1,573,787	1,645,008
	Discover Card Master Trust
	Series 2008-A4 A4 5.65% 12/15/15		500,000	551,485
	•Series 2009-A1 A1 1.56% 12/15/14		13,975,000	14,159,907
	•Series 2010-A1 A1 0.91% 9/15/15		12,500,000	12,563,780
•	Discover Card Master Trust I
	Series 2005-4 A2 0.35% 6/16/15		9,000,000	8,942,027
	Series 2006-3 A1 0.29% 3/15/14		15,375,000	15,356,026
	Series 2007-2 A 0.34% 9/15/16		7,475,000	7,386,018
•	Ford Credit Auto Owner Trust
	Series 2008-A A3B 1.06% 4/15/12		381,668	382,172
	Series 2008-C A4B 2.01% 4/15/13		4,700,000	4,767,269
•	Ford Credit Floorplan Master Owner Trust
	Series 2009-2 A 1.81% 9/15/14		895,000	908,113

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•#	Golden Credit Card Trust
	Series 2008-3 A 144A 1.26% 7/15/17	USD	5,500,000	$5,522,344
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12		28,619	28,671
	Series 2009-4 A3 1.87% 2/15/14		565,000	569,687
	John Deere Owner Trust
	Series 2009-A A4 3.96% 5/16/16		4,314,000	4,493,501
	Series 2010-A A4 2.13% 10/17/16		2,540,000	2,591,227
#	Navistar Financial Owner Trust
	Series 2010-B A3 144A 1.08% 3/18/14		2,840,000	2,835,213
•#	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A 1.41% 1/15/15		2,350,000	2,376,536
	Renaissance Home Equity Loan Trust
	Series 2006-4 AF2 5.285% 1/25/37		35,000	27,561
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		79,018	79,633
Total Non-Agency Asset-Backed Securities
	(cost $187,002,539)			188,455,067

Non-Agency Collateralized Mortgage Obligations – 0.15%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		21,313	19,924
	Bank of America Alternative Loan Trust
	Series 2004-10 1CB1 6.00% 11/25/34		145,323	147,642
	Series 2005-3 2A1 5.50% 4/25/20		213,855	201,817
	Series 2005-5 2CB1 6.00% 6/25/35		17,815	13,561
	Series 2005-6 7A1 5.50% 7/25/20		154,986	151,022
•@	Bank of America Funding
	Series 2006-H 1A2 2.896% 9/20/46		43,826	4,290
•	Bank of America Mortgage Securities
	Series 2002-K 2A1 2.958% 10/20/32		6,272	6,186
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		303,049	305,710
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A 5.729% 8/25/37		202,058	155,798
w	Countrywide Home Loan Mortgage
	Pass Through Trust
	Series 2006-17 A5 6.00% 12/25/36		51,472	48,799

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
# GSMPS Mortgage Loan Trust 144A
•Series 1998-2 A 7.75% 5/19/27	USD	173,551	$171,955
•Series 1999-3 A 8.00% 8/19/29		439,167	422,475
Series 2005-RP1 1A4 8.50% 1/25/35		516,012	501,620
• JPMorgan Mortgage Trust
Series 2006-A2 3A3 5.686% 4/25/36		180,000	159,043
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35		42,553	40,608
# MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34		390,361	393,513
•# MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35		256,655	253,753
Wells Fargo Mortgage-Backed
Securities Trust
•Series 2004-EE 3A1 2.966% 12/25/34		38,485	37,808
•Series 2005-AR16 2A1 2.847% 10/25/35		22,406	21,179
Series 2006-7 2A1 6.00% 6/25/36		14,254	13,558
•Series 2006-AR5 2A1 5.471% 4/25/36		345,555	287,110
Total Non-Agency Collateralized Mortgage
Obligations (cost $3,278,264)			3,357,371

Regional Bonds – 3.36%Δ
Australia – 2.83%
Queensland Treasury 6.00% 6/21/11	AUD	60,000,000	61,585,833
			61,585,833
Canada – 0.53%
British Columbia Province 2.85% 6/15/15	USD	2,750,000	2,833,991
Nova Scotia Province 2.375% 7/21/15		7,795,000	7,811,337
Quebec Province 4.60% 5/26/15		870,000	955,939
			11,601,267
Total Regional Bonds (cost $69,849,658)			73,187,100

«Senior Secured Loans – 1.83%
AIG
Tranche 1 6.75% 3/17/15		3,902,884	3,972,258
Tranche 2 7.00% 3/17/16		2,862,116	2,920,431
ATI Holdings 7.00% 3/12/16		3,316,529	3,316,529
Chester Downs & Marina 12.375% 12/31/16		3,557,966	3,618,736

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Delta Air Lines 8.75% 9/16/13	USD	4,167,794	$4,212,077
Energy Future Holdings Tranche B2
6.579% 10/10/14		5,555,313	4,308,563
Ford Motor Tranche B 5.80% 12/15/13		3,948,358	3,947,351
Graham Packaging Tranche C 6.75% 4/5/14		4,152,426	4,209,085
Level 3 Financing Tranche B 9.62% 3/13/14		4,117,000	4,460,523
Rental Services 2nd Lien 6.291% 10/7/13		4,986,174	4,895,800
Total Senior Secured Loans (cost $39,690,654)			39,861,353

Sovereign Bonds – 4.46%Δ
Brazil – 0.13%
=@^ JPMorgan Structured Products
0.641% 5/18/15	BRL	2,419,000	2,888,375
			2,888,375
Indonesia – 0.75%
Indonesia Treasury Bonds
10.00% 10/15/11	IDR	142,000,000,000	16,305,162
11.00% 11/15/20	IDR	150,000,000	20,300
			16,325,462
Japan – 0.12%
Japan Finance 1.875% 9/24/15	USD	2,600,000	2,541,141
			2,541,141
Mexico – 1.30%
Mexican Bonos 9.00% 12/22/11	MXN	336,000,000	28,410,914
			28,410,914
Norway – 0.96%
Eksportfinans
3.00% 11/17/14	USD	5,830,000	6,021,603
5.50% 5/25/16		8,940,000	10,074,504
# Kommunalbanken 144A 1.75% 10/5/15		4,970,000	4,828,782
			20,924,889
Republic of Korea – 0.54%
# Korea Expressway 144A 4.50% 3/23/15		1,830,000	1,885,067
@ Korea Treasury Inflation Linked Bond
2.75% 3/10/17	KRW	10,327,500,000	9,839,793
			11,724,860

Statement of net assets
Delaware Limited-Term Diversified Income Fund

	Principal amount°		Value (U.S. $)
Sovereign Bonds (continued)
Sweden – 0.66%
Svensk Exportkredit 1.75% 10/20/15	USD	14,960,000	$14,445,556
			14,445,556
Total Sovereign Bonds (cost $96,553,852)			97,261,197

Supranational Banks – 1.02%
African Development Bank 3.00% 5/27/14		3,365,000	3,526,843
International Bank for Reconstruction &
Development 14.00% 2/1/11	TRY	13,900,000	9,115,998
International Finance
2.125% 11/17/17	USD	6,140,000	5,857,990
5.75% 3/16/15	AUD	3,600,000	3,656,443
Total Supranational Banks (cost $22,094,350)			22,157,274

U.S. Treasury Obligations – 12.43%
U.S. Treasury Notes
0.50% 11/30/12	USD	94,870,000	94,762,512
∞0.75% 12/15/13		171,410,000	170,218,186
1.375% 11/30/15		2,835,000	2,755,487
2.125% 12/31/15		3,060,000	3,076,735
Total U.S. Treasury Obligations (cost $271,469,285)			270,812,920

	Number of shares
Preferred Stock – 0.36%
• PNC Financial Services Group 8.25%		7,260,000	7,813,865
Total Preferred Stock (cost $7,271,507)			7,813,865

	Principal amount°
≠Short-Term Investments – 16.00%
Discount Notes – 12.06%
Federal Home Loan Bank
0.001% 1/3/11	USD	22,471,073	22,471,072
0.001% 1/5/11		52,882,714	52,882,608
0.001% 1/11/11		883,488	883,480
0.03% 1/26/11		22,471,073	22,470,489
0.098% 1/7/11		164,043,809	164,043,153
			262,750,802

	Principal amount°		Value (U.S. $)
≠Short-Term Investments (continued)
U.S. Treasury Obligations – 3.94%
U.S. Treasury Bills
0.025% 1/13/11	USD	42,295,273	$42,295,019
∞4.875% 5/31/11		42,750,000	43,573,280
			85,868,299
Total Short-Term Investments (cost $348,857,155)			348,619,101

Total Value of Securities – 112.12%
(cost $2,410,599,784)			2,442,946,296
Liabilities Net of Receivables and
Other Assets – (12.12%)z			(264,059,674)
Net Assets Applicable to 244,338,074
Shares Outstanding – 100.00%			$2,178,886,622

Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class A ($1,217,992,032 / 136,552,728 Shares)			$8.92
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class B ($2,528,847 / 283,569 Shares)			$8.92
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class C ($550,958,233 / 61,810,883 Shares)			$8.91
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Class R ($16,638,483 / 1,864,890 Shares)			$8.92
Net Asset Value – Delaware Limited-Term Diversified Income Fund
Institutional Class ($390,769,027 / 43,826,004 Shares)			$8.92

Components of Net Assets at December 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)			$2,144,375,425
Undistributed of net investment income			8,946,975
Accumulated net realized gain on investments			7,455,825
Net unrealized appreciation of investments and foreign currencies			18,108,397
Total net assets			$2,178,886,622

Statement of net assets
Delaware Limited-Term Diversified Income Fund

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
EUR — European Monetary Unit
IDR — Indonesia Rupiah
KRW — South Korean Won
MXN — Mexican Peso
TRY — Turkish Lira
USD — United States Dollar

●	Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
Δ	Securities have been classified by country of origin.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $2,888,375, which represented 0.13% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $ 24,601,645, which represented 1.13% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $148,072,524, which represented 6.80% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
z	Of this amount, $287,563,834 represents payable for securities purchased and $21,089,331 represents receivables for fund shares sold and investment interest as of December 31, 2010.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
BCLY — Barclays Bank
BOA — Bank of America
CBO — Collateralized Bond Obligation
CDO — Collateralized Debt Obligation
CDS — Credit Default Swap
CMB — Chase Manhattan Bank
FHAVA — Federal Housing Administration & Veterans Administration
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HKSB — Hong Kong Shanghai Bank
JPMS — JPMorgan Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MSC — Morgan Stanley Capital
REMIC — Real Estate Mortgage Investment Conduits
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Limited-Term Diversified Income Fund
Net asset value Class A (A)	$8.92
Sales charge (2.75% of offering price) (B)	0.25
Offering price	$9.17

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $100,000 or more.

Statement of net assets
Delaware Limited-Term Diversified Income Fund

1The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts
						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	MXN	15,231,694	USD	(1,212,879)	1/7/11	$20,843
BOA	EUR	(26,663,321)	USD	34,909,087	1/7/11	(738,018)
CMB	BRL	19,322,786	USD	(11,066,888)	1/7/11	558,113
HKSB	AUD	(45,365,309)	USD	43,447,718	1/7/11	(2,869,125)
HKSB	EUR	(61,549,822)	USD	80,736,133	1/7/11	(1,551,926)
MSC	EUR	(15,549,696)	USD	20,313,423	1/7/11	(475,496)
MSC	KRW	(5,577,700,000)	USD	4,825,000	1/7/11	(147,416)
						$(5,203,025)

Futures Contract

				Unrealized
				Appreciation
Contract to Buy	Notional Cost	Notional Value	Expiration Date	(Depreciation)
916 U.S. Treasury 10 yr notes	$113,580,941	$110,320,750	3/22/11	$(3,260,191)

Swap Contracts
CDS Contracts

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
	CDX N.A. High Yield
BCLY	15 yr CDS	$42,250,000	5.00%	12/20/15	$(2,549,392)
	ITRAXX Europe
	Subordinate Financials
BCLY	5 yr CDS	35,925,000	1.00%	12/20/15	3,316,673
	CDX N.A. High Yield
BOA	15 yr CDS	15,825,000	5.00%	12/20/15	(954,634)
	CDX N.A. High Yield
GSC	15 yr CDS	34,375,000	5.00%	12/20/15	(2,073,653)
	CDX N.A. High Yield
JPMS	15 yr CDS	54,500,000	5.00%	12/20/15	(3,288,565)
	ITRAXX Europe
	Subordinate Financials
JPMS	14.1 5 yr CDS	6,200,000	1.00%	12/20/15	576,245
JPMS	14.1 5 yr CDS	1,845,000	1.00%	12/20/15	79,007
	Penney (J.C.)
JPMS	5 yr CDS	1,115,000	1.00%	3/20/15	16,270
JPMS	5 yr CDS	1,105,000	1.00%	3/20/15	14,827
JPMS	Viacom 5 yr CDS	6,715,000	1.00%	9/20/15	(105,477)
MSC	CDX N.A. High Yield
	15 yr CDS	27,550,000	5.00%	12/20/15	(1,662,385)
		$227,405,000			$(6,631,084)
	Protection Sold /
	Moody’s Rating:
JPMS	Comcast 5 yr CDS / Baa	$6,715,000	1.00%	9/20/15	$133,233
JPMS	MetLife 5 yr CDS / A	1,290,000	1.00%	12/20/14	43,147
		$8,005,000			$176,380
Total					$(6,454,704)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Limited-Term Diversified Income Fund	Year Ended December 31, 2010

Investment Income:
Interest	$57,688,181
Dividends	677,325
Foreign tax withheld	(163,769)	$58,201,737

Expenses:
Management fees	9,180,333
Distribution expenses – Class A	3,458,408
Distribution expenses – Class B	27,785
Distribution expenses – Class C	4,870,701
Distribution expenses – Class R	87,319
Dividend disbursing and transfer agent fees and expenses	2,214,922
Accounting and administration expenses	774,702
Registration fees	265,130
Reports and statements to shareholders	197,505
Legal fees	161,337
Custodian fees	150,546
Trustees’ fees	108,907
Audit and tax	108,530
Insurance fees	53,242
Pricing fees	38,218
Dues and services	27,093
Consulting fees	25,185
Trustees’ expenses	6,094	21,755,957
Less waived distribution expenses – Class A		(1,724,939)
Less waived distribution expenses – Class R		(14,515)
Less expense paid indirectly		(2,905)
Total operating expenses		20,013,598
Net Investment Income		38,188,139

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$48,414,077
Futures contracts	12,066,153
Swap contracts	(15,344,391)
Foreign currencies	6,120,883
Foreign currency exchange contracts	(13,984,336)
Written options	156,405
Net realized gain	37,428,791
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	(13,498,871)
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	23,929,920

Net Increase in Net Assets Resulting from Operations	$62,118,059

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Year Ended
	12/31/10	12/31/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$38,188,139	$25,777,452
Net realized gain on investments
and foreign currencies	37,428,791	19,491,409
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(13,498,871)	30,489,615
Net increase in net assets resulting from operations	62,118,059	75,758,476

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(18,043,048)	(21,243,558)
Class B	(21,359)	(107,258)
Class C	(3,285,309)	(4,754,561)
Class R	(167,403)	(115,550)
Institutional Class	(4,673,441)	(989,232)

Net realized gain on investments:
Class A	(18,731,533)	—
Class B	(43,661)	—
Class C	(8,094,158)	—
Class R	(241,214)	—
Institutional Class	(5,198,214)	—
	(58,499,340)	(27,210,159)
Capital Share Transactions:
Proceeds from shares sold:
Class A	886,579,580	840,730,146
Class B	842,414	1,152,648
Class C	317,431,994	288,286,722
Class R	17,261,986	5,966,108
Institutional Class	467,933,743	64,662,944

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	30,792,524	16,750,242
Class B	52,719	89,737
Class C	9,302,511	3,573,187
Class R	399,364	111,728
Institutional Class	7,370,288	779,433
	1,737,967,123	1,222,102,895

	Year Ended
	12/31/10	12/31/09
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(661,806,330)	$(188,833,433)
Class B	(1,264,457)	(2,375,764)
Class C	(104,386,560)	(26,371,664)
Class R	(7,357,126)	(1,407,752)
Institutional Class	(151,873,219)	(5,336,473)
	(926,687,692)	(224,325,086)
Increase in net assets derived from capital share transactions	811,279,431	997,777,809
Net Increase in Net Assets	814,898,150	1,046,326,126

Net Assets:
Beginning of year	1,363,988,472	317,662,346
End of year (including undistributed net investment
income of $8,946,975 and $556,275, respectively)	$2,178,886,622	$1,363,988,472

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the years ended December 31, 2010, 2009, 2008, and 2007.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
$8.880	$8.180	$8.340	$8.210	$8.270

0.192	0.328	0.294	0.310	0.284
0.134	0.710	(0.112)	0.199	0.019
0.326	1.038	0.182	0.509	0.303

(0.143)	(0.338)	(0.342)	(0.379)	(0.363)
(0.143)	—	—	—	—
(0.286)	(0.338)	(0.342)	(0.379)	(0.363)

$8.920	$8.880	$8.180	$8.340	$8.210

3.70%	12.89%	2.21%	6.36%	3.76%

$1,217,992	$958,305	$252,563	$177,183	$173,362
0.83%	0.84%	0.84%	0.83%	0.81%

0.98%	1.04%	1.12%	1.12%	1.14%
2.14%	3.78%	3.55%	3.77%	3.46%

1.99%	3.58%	3.27%	3.48%	3.13%
411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the years ended December 31, 2010, 2009, 2008, and 2007.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
$8.870	$8.180	$8.330	$8.210	$8.270

0.116	0.255	0.223	0.240	0.215
0.144	0.700	(0.101)	0.189	0.019
0.260	0.955	0.122	0.429	0.234

(0.067)	(0.265)	(0.272)	(0.309)	(0.294)
(0.143)	—	—	—	—
(0.210)	(0.265)	(0.272)	(0.309)	(0.294)

$8.920	$8.870	$8.180	$8.330	$8.210

2.94%	11.82%	1.47%	5.34%	2.89%

$2,529	$2,884	$3,728	$5,631	$11,674
1.68%	1.69%	1.69%	1.68%	1.66%

1.68%	1.74%	1.82%	1.82%	1.84%
1.29%	2.93%	2.70%	2.92%	2.61%

1.29%	2.88%	2.57%	2.78%	2.43%
411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the years ended December 31, 2010, 2009, 2008, and 2007.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
$8.870	$8.180	$8.330	$8.210	$8.270

0.116	0.255	0.224	0.240	0.215
0.133	0.699	(0.102)	0.189	0.019
0.249	0.954	0.122	0.429	0.234

(0.066)	(0.264)	(0.272)	(0.309)	(0.294)
(0.143)	—	—	—	—
(0.209)	(0.264)	(0.272)	(0.309)	(0.294)

$8.910	$8.870	$8.180	$8.330	$8.210

2.82%	11.80%	1.47%	5.34%	2.89%

$550,958	$327,809	$52,505	$19,847	$21,716
1.68%	1.69%	1.69%	1.68%	1.66%

1.68%	1.74%	1.82%	1.82%	1.84%
1.29%	2.93%	2.70%	2.92%	2.61%

1.29%	2.88%	2.57%	2.78%	2.43%
411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the years ended December 31, 2010, 2009, 2008, and 2007.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
$8.880	$8.180	$8.340	$8.220	$8.270

0.161	0.298	0.265	0.281	0.255
0.133	0.710	(0.112)	0.189	0.029
0.294	1.008	0.153	0.470	0.284

(0.111)	(0.308)	(0.313)	(0.350)	(0.334)
(0.143)	—	—	—	—
(0.254)	(0.308)	(0.313)	(0.350)	(0.334)

$8.920	$8.880	$8.180	$8.340	$8.220

3.34%	12.50%	1.86%	5.86%	3.53%

$16,639	$6,331	$1,446	$517	$1,876
1.18%	1.19%	1.19%	1.18%	1.16%

1.28%	1.34%	1.42%	1.42%	1.44%
1.79%	3.43%	3.20%	3.42%	3.11%

1.69%	3.28%	2.97%	3.18%	2.83%
411%	287%	351%	236%	276%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income1
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information for the years ended December 31, 2010, 2009, 2008, and 2007.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
$8.870	$8.180	$8.340	$8.210	$8.270

0.206	0.341	0.306	0.322	0.297
0.143	0.700	(0.111)	0.199	0.019
0.349	1.041	0.195	0.521	0.316

(0.156)	(0.351)	(0.355)	(0.391)	(0.376)
(0.143)	—	—	—	—
(0.299)	(0.351)	(0.355)	(0.391)	(0.376)

$8.920	$8.870	$8.180	$8.340	$8.210

3.97%	12.93%	2.37%	6.52%	3.92%

$390,769	$68,659	$7,420	$9,298	$21,873
0.68%	0.69%	0.69%	0.68%	0.66%

0.68%	0.74%	0.82%	0.82%	0.84%
2.29%	3.93%	3.70%	3.92%	3.61%

2.29%	3.88%	3.57%	3.78%	3.43%
411%	287%	351%	236%	276%

Notes to financial statements Delaware Limited-Term Diversified Income Fund	December 31, 2010

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 2% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely- than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2007 – December 31, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the fund’s portfolio turnover rate.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2010.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended December 31, 2010, the Fund earned $2,905 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective April 30, 2010, DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain other expenses) do not exceed 0.70% of the Fund’s average daily net assets through April 30, 2011. This waiver and reimbursement may be terminated only by agreement of the Manager and the Fund. Prior to April 30, 2010, this waiver was voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended December 31, 2010, the Fund was charged $97,620 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contractually agreed to limit the Class A and Class R shares’ 12b-1 fees from April 30, 2010 through April 30, 2011 to no more than 0.15% and 0.50%, respectively, of the classes’ average daily net assets. Prior to April 30, 2010, Class A waiver was voluntary.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At December 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$872,178
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	92,574
Distribution fees payable to DDLP	635,880
Other expenses payable to DMC and affiliates*	118,595

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended December 31, 2010, the Fund was charged $53,784 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended December 31, 2010, DDLP earned $52,281 for commissions on sales of the Fund’s Class A shares. For the year ended December 31, 2010, DDLP received gross CDSC commissions of $0, $893 and $147,586 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended December 31, 2010, the Fund made purchases of $4,745,918,474 and sales of $4,159,972,698 of investment securities other than U.S. government securities and short-term investments. For the year ended December 31, 2010, the Fund made purchases of $3,308,847,068 and sales of $3,181,451,969 of long-term U.S. government securities.

At December 31, 2010, the cost of investments for federal income tax purposes was $2,413,732,907. At December 31, 2010, net unrealized appreciation was $29,213,389 of which $38,335,896 related to unrealized appreciation of investments and $9,122,507 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed
and Mortgage-Backed
Securities	$—	$936,949,588	$6,320,192	$943,269,780
Corporate Debt	—	603,366,217	11,869,187	615,235,404
Foreign Debt	—	179,877,403	12,728,168	192,605,571
Municipal Bonds	—	64,589,655	—	64,589,655
Short-Term	—	348,619,101	—	348,619,101
U.S. Treasury Obligations	—	270,812,920	—	270,812,920
Other	—	7,813,865	—	7,813,865
Total	$—	$2,412,028,749	$30,917,547	$2,442,946,296

Foreign Currency
Exchange Contracts	$—	$(5,203,025)	$—	$(5,203,025)
Futures Contracts	$(3,260,191)	$—	$—	$(3,260,191)
Swap Contracts	$—	$(6,454,704)	$—	$(6,454,704)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-Backed
	and Mortgage-Backed
	Securities	Corporate Bonds	Foreign Debt	Total
Balance as of 12/31/09	$5,616,230	$—	$593,537	$6,209,767
Purchases	4,337,562	24,141,049	11,948,968	40,427,579
Sales	(3,519,490)	(12,311,560)	(564,758)	(16,395,808)
Net realized gain (loss)	(255,680)	60,998	8,786	(185,896)
Transfers out of Level 3	(127,144)	—	—	(127,144)
Net change in unrealized
appreciation/depreciation	268,714	(21,300)	741,635	989,049
Balance as of 12/31/10	$6,320,192	$11,869,187	$12,728,168	$30,917,547

Net change in unrealized
appreciation/depreciation
from investments still held
as of 12/31/10	$19,547	$(21,300)	$779,200	$777,447

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduced new disclosure requirements and clarified certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ended December 31, 2010 and interim periods therein.

Utilizing international fair value pricing for a security would cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the year ended December 31, 2010, the Fund made transfers out of Level 3 investments into Level 2 investments in the amount of $127,144. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price.

During the year ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Series.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2010 and 2009 was as follows:

	Year Ended
	12/31/10	12/31/09
Ordinary income	$48,385,615	$27,210,159
Long-term capital gains	10,113,725	—
Total	$58,499,340	$27,210,159

5. Components of Net Assets on a Tax Basis

As of December 31, 2010, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$2,144,375,425
Undistributed ordinary income	1,516,687
Undistributed long-term capital gains	5,812,070
Other temporary differences	(3,020,576)
Unrealized appreciation of investments
and foreign currencies	30,203,016
Net assets	$2,178,886,622

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, mark-to-market of futures contracts and mark-to-market of foreign currency exchange contracts, tax treatment of CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, CDS contracts, market discount and premium on certain debt instruments, amortization of treasury inflation index securities sold, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2010, the Fund recorded the following reclassifications:

Undistributed net investment income	$(3,606,879)
Accumulated net realized gain	3,606,879

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,749,518 was utilized in 2010. There are no capital loss carryforwards at December 31, 2010.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	12/31/10	12/31/09
Shares sold:
Class A	98,998,425	96,712,389
Class B	94,073	135,665
Class C	35,465,572	33,074,326
Class R	1,926,271	682,464
Institutional Class	52,208,937	7,350,210

Shares issued upon reinvestment of dividends and distributions:
Class A	3,435,983	2,202,820
Class B	5,885	11,316
Class C	1,038,638	518,227
Class R	44,549	18,626
Institutional Class	822,302	89,141
	194,040,635	140,795,184

Shares repurchased:
Class A	(73,843,937)	(21,819,735)
Class B	(141,440)	(277,795)
Class C	(11,646,883)	(3,058,997)
Class R	(819,047)	(164,712)
Institutional Class	(16,943,026)	(608,506)
	(103,394,333)	(25,929,745)
Net increase	90,646,302	114,865,439

For the years ended December 31, 2010 and 2009, 57,899 Class B shares were converted to 57,871 Class A shares valued at $517,852 and 125,764 Class B shares were converted to 125,718 Class A shares valued at $1,079,810, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Fund had no amounts outstanding as of December 31, 2010, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended December 31, 2010, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty credit risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the year ended December 31, 2010 for the Fund were as follows:

	Number of
	contracts	Premiums
Options outstanding at 12/31/09	—	$—
Options written	800	199,917
Options terminated in closing purchase transactions	(800)	(199,917)
Options outstanding at 12/31/10	—	$—

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended December 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the net unrealized depreciation of credit default swaps was $6,454,704. The Fund had posted $6,500,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of December 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $219,400,000 less the value of the contracts’ related reference obligations. The Fund received $3,830,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the Statement of net assets, at December 31, 2010, the notional value of the protection sold was $8,005,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $176,380.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of December 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets		Net Assets
	Location	Fair Value	Location	Fair Value
Foreign currency exchange
contracts (Forward currency
exchange contracts)	Receivables and other assets net of liabilities	$578,956	Liabilities net of receivables and other assets	$(5,781,981)
Interest rate contracts
(Futures contracts)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(3,260,191)
Credit contracts
(Swap contracts)	Receivables and other assets net of liabilities	767,281	Liabilities net of receivables and other assets	(7,221,985)
Total		$1,346,237		$(16,264,157)

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

Statement of Operations

The effect of derivative instruments on the statement of operations for the year ended December 31, 2010 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign currency exchange
contracts (Forward currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(13,984,336)	$(5,202,919)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	12,066,153	(3,113,250)
Interest rate contracts
(Option contracts)	Net realized gain on option contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	156,405	—
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(15,344,391)	(6,419,612)
Total		$(17,106,169)	$(14,735,781)

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan. Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rater lower than BBB-by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

For the fiscal year ended December 31, 2010, the Fund designates distributions paid during the year as follows:

(A)	Long-Term Capital Gain Distributions (Tax Basis)	17.29%
(B)	Ordinary Income Distributions (Tax Basis)	82.71%
	Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.
For the fiscal year ended December 31, 2010, certain dividends paid by the Fund, determined to be interest related dividends, may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended December 31, 2010, the Fund has designated maximum distributions of Qualified Interest Income of $48,303,143. Complete information will be computed and reported in conjunction with your 2009 or 2010 Form 1099-DIV.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group Limited-Term Government Funds
and the Shareholders of Delaware Limited-Term Diversified Income Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Limited-Term Diversified Income Fund (constituting Delaware Group Limited-Term Government Funds, hereafter referred to as the “Fund”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended December 31, 2009 and the financial highlights for each of the four years in the period ended December 31, 2009 were audited by other independent accountants whose report dated February 19, 2010 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2011

Other Fund information
(Unaudited)
Delaware Limited-Term Diversified Income Fund

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Limited Term Government Funds ( Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP ( PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2010. During the fiscal years ended December 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	78	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.2		Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007 – 2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	78	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)

Investment Manager		Chairman of Investment
Morgan Stanley & Co.		Committee
(January 1984–March 2004)		Pennsylvania Academy of
Fine Arts

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society

President	78	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
Director
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)		Director — Ecore
International
Executive Vice President		(2009 – 2010)
University of Pennsylvania
(April 1995–June 2002)		Director — Allied
Barton Securities Holdings
(2005 – 2008)

Founder and	78	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	78	None
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 19973
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Consultant	78	Director and Audit
ARL Associates		Committee Chair –
(Financial Planning)		Systemax Inc.
(1983–Present)		(2001 – 2009)

Director and Audit
Committee Chairperson –
Andy Warhol Foundation
(1999 – 2007)

President and	78	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)
Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
Compensation Committee
Spanlink Communications

Lead Director and Member of
Compensation and
Governance Committees
Valmont Industries, Inc.
(1987 – 2010)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
2005 Market Street
Philadelphia, PA 19103
February 1936

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director
Banner Health
(1996 – 2007)

Vice President and Treasurer	78	Director
(January 2006–Present)		Okabena Company
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	78	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)

Founder		Director
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)		(2003 – 2008)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	78	None4
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	78	None4
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	78	None4
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	78	None4
various executive capacities
at different times at
Delaware Investments.

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Diversified Income Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

     An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     John A. Fry
     Thomas F. Madison
     Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $88,100 for the fiscal year ended December 31, 2010.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $33,438 for the fiscal year ended December 31, 2009.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $84,000 for the registrant’s fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: audit procedures performed on Delaware Investments for its consolidation into Macquarie’s financial statements as of March 31, 2010.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended December 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,550 for the fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended December 31, 2010. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax services.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $12,950 for the fiscal year ended December 31, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns, review of annual excise distribution calculations, and tax compliance services with respect to investments in foreign securities.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2009.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2010.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2010.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2009.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $0 and $212,664 for the registrant’s fiscal years ended December 31, 2010 and December 31, 2009, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 3, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 3, 2011

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 3, 2011